FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2026
Finance Income [Abstract]
Finance income

Amounts in R million	Note	2026	2025	2024

Interest earned on cash and cash equivalents#	12	136.5	68.3	148.5
Growth in investment in Guardrisk	11	97.8	90.3	84.5
Dividends received	25	—	56.3	29.3
Unwinding of payments made under protest	24	9.4	7.8	7.2
Realised/unrealised foreign exchange gain		0.9	0.2	10.4
Other finance income#		0.9	0.9	0.9
		245.5	223.8	280.8
Cash interest received consists of items denoted above (#), including the movement in interest receivable noted in Note 14.